Impairment of Goodwill and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2013
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Forecasted Inflation Rates Used in Cash Flow Projections

Forecasted inflation rates for the period 2014-2018 that were used in cash flow projections were as follows:

Region	2014	2015	2016	2017	2018
Russia	5%	5%	4%	4%	4%
USA	2%	2%	2%	2%	2%
European countries	3%	4%	4%	3%	3%

Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis

Discount rates used in the impairment test for goodwill were estimated in nominal terms on the weighted average cost of capital basis. These rates, estimated for each year for the forecasted period, are as follows:

	2014	2015	2016	2017	2018
Discount rate	10.49%	11.49%	12.00%	11.93%	11.19%

Goodwill Impairment Loss Recognized

According to the results of the impairment analysis of goodwill, an impairment loss for the year ended December 31, 2013 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2013
Kuzbass Power Sales Company (KPSC)	Power	28,144
Ekos-plus.	Mining	4,069
WNL Staal	Steel	2,263
Ramateks	Steel	2,248
Mechel Transport	Mining	1,586

Total		38,310

According to the results of the impairment analysis of goodwill, an impairment loss of $156,447 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
Nemunas	Steel	1,931

Total		156,447

Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units

According to the results of the impairment analysis of goodwill as of December 31, 2013, the following reporting units with goodwill allocated for testing purposes have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Yakutugol	Mining	17%	408,915
BFP	Ferroalloy	29%	89,521
Port Posiet	Mining	17%	23,109

According to the results of the impairment analysis of goodwill as of December 31, 2012, the following reporting units had the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Kuzbass Power Sales Company (“KPSC”)	Power	2%	64,112

Summary of Minimum Changes in Key Assumptions Used in Goodwill Impairment Test

Based on the sensitivity analysis carried out as of December 31, 2013, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at some reporting units (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

	Yakutugol	BFP	Port Posiet
Decrease in future planned revenues	5.8%	4.2%	4.9%
Points increase in discount rates for each year with the forcasted period	3.1%	2.3%	1.3%
Points decrease in cash flows growth rate after the forecasted period	—	4.0%	2.0%

Long-Lived Assets Impairment Loss Recognized

According to the results of the impairment analysis of long-lived assets, an impairment loss of $245,908 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Ferroalloy	23,864
Laminorul S.A.	Steel	29,933
Mechel Campia Turzii S.A.	Steel	19,727
Nemunas	Steel	8,397

Total		245,908